American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
June 30, 2021

High Income - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 94.6%
Aerospace and Defense — 1.9%
Bombardier, Inc., 6.00%, 10/15/22(1)	858,000	860,827
Bombardier, Inc., 7.50%, 12/1/24(1)	2,105,000	2,202,367
Bombardier, Inc., 7.50%, 3/15/25(1)	427,000	440,077
Bombardier, Inc., 7.875%, 4/15/27(1)	1,025,000	1,064,729
BWX Technologies, Inc., 4.125%, 4/15/29(1)	450,000	459,018
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	400,000	413,500
Howmet Aerospace, Inc., 5.125%, 10/1/24	650,000	719,050
Howmet Aerospace, Inc., 5.90%, 2/1/27	695,000	813,699
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,750,000	2,120,002
Rolls-Royce plc, 5.75%, 10/15/27(1)	600,000	661,668
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	325,000	346,304
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	625,000	668,991
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,225,000	1,203,593
TransDigm, Inc., 8.00%, 12/15/25(1)	275,000	297,905
TransDigm, Inc., 6.375%, 6/15/26	900,000	933,498
TransDigm, Inc., 7.50%, 3/15/27	1,350,000	1,437,885
TransDigm, Inc., 5.50%, 11/15/27	3,975,000	4,148,906
TransDigm, Inc., 4.625%, 1/15/29(1)	825,000	827,714
TransDigm, Inc., 4.875%, 5/1/29(1)	1,425,000	1,440,319
Triumph Group, Inc., 8.875%, 6/1/24(1)	231,000	257,277
Triumph Group, Inc., 6.25%, 9/15/24(1)	125,000	127,345
Triumph Group, Inc., 7.75%, 8/15/25	425,000	437,750
		21,882,424
Air Freight and Logistics — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	400,000	409,216
Western Global Airlines LLC, 10.375%, 8/15/25(1)	575,000	659,456
XPO Logistics, Inc., 6.125%, 9/1/23(1)	625,000	631,716
XPO Logistics, Inc., 6.75%, 8/15/24(1)	775,000	806,000
XPO Logistics, Inc., 6.25%, 5/1/25(1)	363,000	386,595
		2,892,983
Airlines — 1.1%
American Airlines Group, Inc., 5.00%, 6/1/22(1)	1,150,000	1,152,898
American Airlines, Inc., 11.75%, 7/15/25(1)	2,050,000	2,575,312
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	625,000	662,500
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	925,000	1,001,313
Delta Air Lines, Inc., 3.625%, 3/15/22	400,000	405,707
Delta Air Lines, Inc., 3.80%, 4/19/23	400,000	415,351
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	450,000	525,453
Delta Air Lines, Inc., 7.375%, 1/15/26	275,000	322,885
Delta Air Lines, Inc., 3.75%, 10/28/29	150,000	149,934
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	500,000	537,546
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	650,000	723,168
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	975,000	1,047,988
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	375,000	413,344
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	330,000	373,890
United Airlines Holdings, Inc., 4.25%, 10/1/22	475,000	486,875
United Airlines Holdings, Inc., 5.00%, 2/1/24	50,000	52,066
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	356,869	396,721

United Airlines, Inc., 4.375%, 4/15/26(1)	575,000	595,947
United Airlines, Inc., 4.625%, 4/15/29(1)	1,075,000	1,113,969
Virgin Australia Holdings Pty Ltd., 8.125%, 11/15/24(1)(2)(3)	200,000	18,750
		12,971,617
Auto Components — 1.6%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	575,000	592,526
Adient US LLC, 9.00%, 4/15/25(1)	725,000	800,385
Clarios Global LP, 6.75%, 5/15/25(1)	558,000	595,659
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	1,700,000	1,855,465
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	94,478
Dana, Inc., 4.25%, 9/1/30	625,000	643,750
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	500,000	540,683
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	2,700,000	3,021,300
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	425,000	436,968
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(1)	850,000	891,012
Goodyear Tire & Rubber Co. (The), 5.25%, 7/15/31(1)	1,025,000	1,072,406
Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	525,000	554,431
Patrick Industries, Inc., 7.50%, 10/15/27(1)	943,000	1,023,141
Patrick Industries, Inc., 4.75%, 5/1/29(1)	875,000	871,929
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	350,000	363,510
Tenneco, Inc., 5.375%, 12/15/24	250,000	251,035
Tenneco, Inc., 5.00%, 7/15/26	1,325,000	1,319,634
Tenneco, Inc., 7.875%, 1/15/29(1)	1,425,000	1,613,335
Tenneco, Inc., 5.125%, 4/15/29(1)	1,150,000	1,183,287
Wheel Pros, Inc., 6.50%, 5/15/29(1)	775,000	785,280
		18,510,214
Automobiles — 2.5%
Ford Motor Co., 8.50%, 4/21/23	3,150,000	3,519,180
Ford Motor Co., 9.00%, 4/22/25	2,450,000	3,023,655
Ford Motor Co., 4.75%, 1/15/43	634,000	674,418
Ford Motor Co., 5.29%, 12/8/46	375,000	419,304
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	600,000	603,810
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	1,200,000	1,231,380
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	575,000	596,563
Ford Motor Credit Co. LLC, 4.375%, 8/6/23	600,000	634,350
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	400,000	415,173
Ford Motor Credit Co. LLC, 4.06%, 11/1/24	200,000	212,980
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	400,000	434,216
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	1,025,000	1,130,062
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	400,000	427,996
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	800,000	830,560
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	600,000	654,210
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	400,000	429,116
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	200,000	208,575
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	3,875,000	4,343,255
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	1,300,000	1,363,375
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,175,000	1,199,240
Jaguar Land Rover Automotive plc, 7.75%, 10/15/25(1)	1,200,000	1,320,756
Jaguar Land Rover Automotive plc, 5.875%, 1/15/28(1)	800,000	844,492
Tesla, Inc., 5.30%, 8/15/25(1)	2,800,000	2,897,692
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	975,000	1,052,708
		28,467,066
Banks†
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	400,000	436,583

Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	950,000	951,188
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,125,000	1,129,348
		2,080,536
Building Products — 0.9%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	175,000	182,282
APi Group DE, Inc., 4.125%, 7/15/29(1)	1,325,000	1,319,210
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	1,922,000	2,064,286
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	650,000	684,359
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	575,000	617,860
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	1,575,000	1,636,582
Griffon Corp., 5.75%, 3/1/28	1,425,000	1,518,573
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	425,000	454,790
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	300,000	306,377
Masonite International Corp., 5.75%, 9/15/26(1)	75,000	77,864
Masonite International Corp., 5.375%, 2/1/28(1)	125,000	132,871
PGT Innovations, Inc., 6.75%, 8/1/26(1)	425,000	449,803
Victors Merger Corp., 6.375%, 5/15/29(1)	775,000	781,785
		10,226,642
Capital Markets — 1.4%
AG Issuer LLC, 6.25%, 3/1/28(1)	1,525,000	1,612,405
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	800,000	833,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/1/24	175,000	179,291
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	2,774,000	2,902,450
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	150,000	154,778
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,925,000	2,045,697
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)	1,192,000	1,234,280
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	2,275,000	2,352,122
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29(1)	700,000	698,793
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	1,550,000	1,590,688
MSCI, Inc., 4.00%, 11/15/29(1)	350,000	370,276
MSCI, Inc., 3.625%, 11/1/31(1)	850,000	872,967
NFP Corp., 4.875%, 8/15/28(1)	225,000	228,944
NFP Corp., 6.875%, 8/15/28(1)	1,375,000	1,451,629
		16,527,320
Chemicals — 2.3%
Avient Corp., 5.75%, 5/15/25(1)	475,000	502,640
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	250,000	257,379
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	175,000	165,172
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28(1)	450,000	461,812
FXI Holdings, Inc., 7.875%, 11/1/24(1)	2,314,000	2,396,471
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,680,000	1,939,636
Herens Holdco Sarl, 4.75%, 5/15/28(1)	600,000	597,750
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	225,000	251,330
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	575,000	623,311
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)(4)	725,000	740,769
Methanex Corp., 5.125%, 10/15/27	350,000	378,487
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	400,000	417,358
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	850,000	917,192
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	525,000	530,951
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	125,000	128,728
OCI NV, 5.25%, 11/1/24(1)	360,000	371,902
OCI NV, 4.625%, 10/15/25(1)	360,000	376,594
Olin Corp., 9.50%, 6/1/25(1)	800,000	997,060
Olin Corp., 5.625%, 8/1/29	1,450,000	1,596,124

Olin Corp., 5.00%, 2/1/30	650,000	695,042
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 5/15/26(1)	775,000	777,534
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	1,400,000	1,403,416
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	1,250,000	1,254,687
Scotts Miracle-Gro Co. (The), 4.00%, 4/1/31(1)	1,375,000	1,372,429
SPCM SA, 4.875%, 9/15/25(1)	900,000	927,607
TPC Group, Inc., 10.50%, 8/1/24(1)	575,000	541,650
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	2,116,000	2,172,772
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	1,050,000	1,075,132
Tronox, Inc., 4.625%, 3/15/29(1)	1,475,000	1,491,579
WR Grace & Co-Conn, 4.875%, 6/15/27(1)	625,000	663,469
		26,025,983
Commercial Services and Supplies — 2.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,100,000	2,229,108
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	2,000,000	2,205,000
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	1,200,000	1,203,892
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	800,000	803,888
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 6/1/29(1)	1,000,000	1,015,110
Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	400,000	406,500
Covanta Holding Corp., 5.00%, 9/1/30	550,000	579,001
Deluxe Corp., 8.00%, 6/1/29(1)	425,000	462,262
Garda World Security Corp., 6.00%, 6/1/29(1)	2,175,000	2,161,526
GFL Environmental, Inc., 4.00%, 8/1/28(1)	975,000	964,592
IAA, Inc., 5.50%, 6/15/27(1)	300,000	315,516
Madison IAQ LLC, 4.125%, 6/30/28(1)	450,000	455,062
Madison IAQ LLC, 5.875%, 6/30/29(1)	1,300,000	1,324,375
Matthews International Corp., 5.25%, 12/1/25(1)	150,000	154,787
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	1,175,000	1,158,756
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	2,500,000	2,443,875
Modulaire Global Finance 2 plc, 10.00%, 8/15/23(1)	1,859,000	1,937,980
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/1/28(1)	1,225,000	1,295,321
Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/1/30(1)	300,000	327,292
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	75,000	80,459
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	925,000	898,406
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	225,000	239,629
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	525,000	548,809
		23,211,146
Communications Equipment — 0.6%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,019,000	1,041,927
CommScope Technologies LLC, 5.00%, 3/15/27(1)	650,000	666,250
CommScope, Inc., 5.50%, 3/1/24(1)	200,000	206,350
CommScope, Inc., 6.00%, 3/1/26(1)	975,000	1,030,526
CommScope, Inc., 8.25%, 3/1/27(1)	925,000	989,796
CommScope, Inc., 7.125%, 7/1/28(1)	750,000	813,833
Nokia of America Corp., 6.45%, 3/15/29	1,750,000	1,964,375
		6,713,057
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,450,000	1,478,536
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	1,025,000	1,056,022
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	950,000	1,068,037
PowerTeam Services LLC, 9.03%, 12/4/25(1)	350,000	385,437
VM Consolidated, Inc., 5.50%, 4/15/29(1)	225,000	229,739
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	1,250,000	1,298,075
		5,515,846

Construction Materials — 0.8%
Cemex SAB de CV, 7.375%, 6/5/27(1)	600,000	678,060
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,600,000	1,764,184
Cemex SAB de CV, 5.20%, 9/17/30(1)	600,000	661,536
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,000,000	1,017,750
Cemex SAB de CV, VRN, 5.125%(1)(5)	600,000	620,070
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	1,500,000	1,591,912
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	325,000	345,199
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	950,000	1,010,648
US Concrete, Inc., 5.125%, 3/1/29(1)	875,000	958,628
		8,647,987
Consumer Finance — 1.9%
4finance SA, 10.75%, 5/1/22(1)	200,000	191,050
Acuris Finance Us, Inc. / Acuris Finance SARL, 5.00%, 5/1/28(1)	525,000	524,982
Ally Financial, Inc., 3.875%, 5/21/24	175,000	188,653
Ally Financial, Inc., 5.125%, 9/30/24	300,000	338,233
Ally Financial, Inc., 8.00%, 11/1/31	550,000	791,053
FirstCash, Inc., 4.625%, 9/1/28(1)	750,000	785,141
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(6)	3,498,470	3,520,423
Navient Corp., 6.50%, 6/15/22	350,000	365,382
Navient Corp., 5.50%, 1/25/23	400,000	422,386
Navient Corp., 7.25%, 9/25/23	275,000	304,289
Navient Corp., 5.875%, 10/25/24	1,875,000	2,027,475
Navient Corp., 6.75%, 6/25/25	2,125,000	2,355,477
Navient Corp., 6.75%, 6/15/26	675,000	754,819
Navient Corp., 5.00%, 3/15/27	100,000	103,675
Navient Corp., MTN, 7.25%, 1/25/22	1,525,000	1,583,636
Navient Corp., MTN, 6.125%, 3/25/24	625,000	676,487
OneMain Finance Corp., 6.125%, 5/15/22	225,000	234,338
OneMain Finance Corp., 8.25%, 10/1/23	325,000	366,805
OneMain Finance Corp., 6.875%, 3/15/25	1,523,000	1,720,762
OneMain Finance Corp., 8.875%, 6/1/25	350,000	389,081
OneMain Finance Corp., 7.125%, 3/15/26	1,025,000	1,195,109
OneMain Finance Corp., 6.625%, 1/15/28	525,000	603,661
OneMain Finance Corp., 5.375%, 11/15/29	400,000	435,896
Paysafe Finance plc / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	650,000	641,062
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	875,000	955,019
		21,474,894
Containers and Packaging — 1.3%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(4)	3,200,000	3,366,656
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,425,000	1,455,395
Cascades, Inc. / Cascades USA, Inc., 5.125%, 1/15/26(1)	100,000	106,831
Cascades, Inc. / Cascades USA, Inc., 5.375%, 1/15/28(1)	750,000	789,375
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	650,000	662,204
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	150,000	156,524
Greif, Inc., 6.50%, 3/1/27(1)	475,000	502,598
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)(4)	425,000	437,654
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	725,000	755,925
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	75,000	75,844
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	3,450,000	3,387,900
OI European Group BV, 4.00%, 3/15/23(1)	200,000	206,651
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	350,000	389,156
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	200,000	217,900
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	75,000	76,944
Sealed Air Corp., 4.00%, 12/1/27(1)	400,000	426,822

Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	300,000	314,796
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	350,000	360,171
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	1,200,000	1,262,340
		14,951,686
Distributors — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	1,400,000	1,435,567
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	1,125,000	1,155,881
Performance Food Group, Inc., 5.50%, 6/1/24(1)	1,200,000	1,205,046
Performance Food Group, Inc., 5.50%, 10/15/27(1)	375,000	394,622
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	700,000	738,157
		4,929,273
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,800,000	1,831,590
Carriage Services, Inc., 4.25%, 5/15/29(1)	650,000	649,877
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	200,000	207,350
Graham Holdings Co., 5.75%, 6/1/26(1)	600,000	625,833
Service Corp. International, 4.00%, 5/15/31	950,000	970,890
Sotheby's, 7.375%, 10/15/27(1)	400,000	432,484
WW International, Inc., 4.50%, 4/15/29(1)	525,000	529,649
		5,247,673
Diversified Financial Services — 0.5%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	400,000	420,664
Fairstone Financial, Inc., 7.875%, 7/15/24(1)	350,000	366,093
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	600,000	628,674
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	600,000	603,066
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	1,400,000	1,408,729
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	775,000	783,537
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	600,000	715,041
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	600,000	653,262
Verscend Escrow Corp., 9.75%, 8/15/26(1)	575,000	606,642
		6,185,708
Diversified Telecommunication Services — 3.9%
Altice France Holding SA, 10.50%, 5/15/27(1)	2,300,000	2,558,784
Altice France Holding SA, 6.00%, 2/15/28(1)	2,325,000	2,318,443
Altice France SA, 7.375%, 5/1/26(1)	130,000	135,353
Altice France SA, 8.125%, 2/1/27(1)	2,050,000	2,236,037
Altice France SA, 5.50%, 1/15/28(1)	975,000	1,012,976
Altice France SA, 5.125%, 1/15/29(1)	1,175,000	1,183,237
Altice France SA, 5.125%, 7/15/29(1)	2,575,000	2,590,836
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	400,000	396,668
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	400,000	408,200
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,850,000	1,958,706
Consolidated Communications, Inc., 5.00%, 10/1/28(1)	400,000	406,300
Consolidated Communications, Inc., 6.50%, 10/1/28(1)	450,000	484,990
Embarq Corp., 8.00%, 6/1/36	2,275,000	2,581,897
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	200,000	214,500
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	525,000	543,417
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	825,000	878,848
Frontier Communications Holdings LLC, 5.875%, 11/1/29	391,356	399,027
Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,800,000	2,024,037
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)(2)(3)	1,500,000	890,363
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(2)(3)	325,000	189,833
Intelsat Luxembourg SA, 7.75%, 6/1/21(3)(7)	75,000	2,850
Intelsat Luxembourg SA, 8.125%, 6/1/23(2)(3)	550,000	18,901
Level 3 Financing, Inc., 5.375%, 5/1/25	200,000	204,500

Level 3 Financing, Inc., 4.625%, 9/15/27(1)	525,000	546,507
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	1,350,000	1,371,721
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	525,000	511,219
Lumen Technologies, Inc., 6.75%, 12/1/23	1,025,000	1,137,986
Lumen Technologies, Inc., 7.50%, 4/1/24	175,000	196,656
Lumen Technologies, Inc., 5.125%, 12/15/26(1)	800,000	832,940
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	1,700,000	1,661,240
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	875,000	889,219
Sprint Capital Corp., 6.875%, 11/15/28	375,000	481,406
Sprint Capital Corp., 8.75%, 3/15/32	2,625,000	3,993,281
Switch Ltd., 3.75%, 9/15/28(1)	950,000	963,775
Switch Ltd., 4.125%, 6/15/29(1)	525,000	539,438
Telecom Italia Capital SA, 6.375%, 11/15/33	375,000	448,586
Telecom Italia Capital SA, 6.00%, 9/30/34	1,815,000	2,096,325
Telecom Italia Capital SA, 7.20%, 7/18/36	100,000	129,125
Telecom Italia SpA, 5.30%, 5/30/24(1)	200,000	219,415
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(1)	2,000,000	2,010,000
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	500,000	483,375
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	450,000	429,212
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(1)	550,000	567,188
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	1,075,000	1,068,948
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	425,000	434,622
		44,650,887
Electric Utilities — 1.0%
Drax Finco plc, 6.625%, 11/1/25(1)	600,000	621,447
FirstEnergy Corp., 5.35%, 7/15/47	1,650,000	1,982,892
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)(8)	450,000	456,750
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	7,000	7,394
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,050,000	1,112,612
NRG Energy, Inc., 7.25%, 5/15/26	625,000	649,513
NRG Energy, Inc., 6.625%, 1/15/27	1,175,000	1,217,852
NRG Energy, Inc., 3.375%, 2/15/29(1)	225,000	220,952
NRG Energy, Inc., 3.625%, 2/15/31(1)	435,000	428,018
PG&E Corp., 5.00%, 7/1/28	650,000	658,083
Talen Energy Supply LLC, 6.50%, 6/1/25	100,000	67,333
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	675,000	488,953
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	75,000	70,078
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	217,000	199,054
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	650,000	672,201
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,450,000	1,490,426
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	1,400,000	1,408,750
		11,752,308
Electrical Equipment — 0.2%
Atkore, Inc., 4.25%, 6/1/31(1)	650,000	659,155
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	975,000	1,054,901
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	700,000	780,630
		2,494,686
Electronic Equipment, Instruments and Components — 0.7%
Brightstar Escrow Corp., 9.75%, 10/15/25(1)	525,000	567,249
Imola Merger Corp., 4.75%, 5/15/29(1)	4,225,000	4,351,750
Sensata Technologies BV, 4.00%, 4/15/29(1)	1,400,000	1,422,867
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	300,000	297,024
TTM Technologies, Inc., 4.00%, 3/1/29(1)	975,000	982,127
		7,621,017

Energy Equipment and Services — 1.8%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	350,000	372,649
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,000,000	1,045,910
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	75,000	14,625
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,500,000	1,532,153
ChampionX Corp., 6.375%, 5/1/26	441,000	463,678
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,475,000	1,399,561
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	1,425,000	1,266,077
Global Marine, Inc., 7.00%, 6/1/28	25,000	18,125
Nabors Industries Ltd., 7.25%, 1/15/26(1)	450,000	441,907
Nabors Industries Ltd., 7.50%, 1/15/28(1)	775,000	745,550
Nabors Industries, Inc., 5.75%, 2/1/25	1,300,000	1,198,600
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	975,000	498,469
Noble Finance Co., 11.00% Cash or 6.50% Cash and 6.50% PIK or 15.00% PIK, 2/15/28(1)(4)	11,029	12,203
Precision Drilling Corp., 7.125%, 1/15/26(1)	525,000	541,818
Precision Drilling Corp., 6.875%, 1/15/29(1)	1,125,000	1,160,156
Shelf Drilling Holdings Ltd., 8.875%, 11/15/24(1)	725,000	751,252
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	800,000	638,036
TechnipFMC plc, 6.50%, 2/1/26(1)	1,525,000	1,647,042
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	1,033,125	1,006,780
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	325,000	327,096
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	252,717	248,034
Transocean, Inc., 11.50%, 1/30/27(1)	1,308,000	1,399,560
Transocean, Inc., 8.00%, 2/1/27(1)	1,175,000	990,854
Transocean, Inc., 9.35%, 12/15/41	150,000	111,831
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	650,000	682,455
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	275,000	294,327
Weatherford International Ltd., 11.00%, 12/1/24(1)	1,275,000	1,327,619
		20,136,367
Entertainment — 1.1%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	575,000	613,062
AMC Entertainment Holdings, Inc., 10.50%, 4/24/26(1)	113,000	123,029
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)(6)	4,027,338	4,128,021
Cinemark USA, Inc., 5.875%, 3/15/26(1)	875,000	918,422
Cinemark USA, Inc., 5.25%, 7/15/28(1)	1,575,000	1,616,344
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	500,000	521,690
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	700,000	704,102
Netflix, Inc., 5.875%, 11/15/28	425,000	522,204
Netflix, Inc., 6.375%, 5/15/29	1,125,000	1,438,453
Netflix, Inc., 5.375%, 11/15/29(1)	100,000	121,595
Netflix, Inc., 4.875%, 6/15/30(1)	400,000	476,872
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,100,000	1,101,441
		12,285,235
Equity Real Estate Investment Trusts (REITs) — 2.4%
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	1,100,000	1,124,794
Diversified Healthcare Trust, 9.75%, 6/15/25	1,250,000	1,386,019
Diversified Healthcare Trust, 4.375%, 3/1/31	1,350,000	1,295,325
FelCor Lodging LP, 6.00%, 6/1/25	1,700,000	1,743,809
GEO Group, Inc. (The), 6.00%, 4/15/26	50,000	40,563
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	525,000	529,594
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	200,000	195,932
Iron Mountain, Inc., 5.00%, 7/15/28(1)	350,000	364,402
Iron Mountain, Inc., 4.875%, 9/15/29(1)	175,000	180,880
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,225,000	1,298,396
Iron Mountain, Inc., 4.50%, 2/15/31(1)	1,425,000	1,444,594

Iron Mountain, Inc., 5.625%, 7/15/32(1)	100,000	107,407
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	405,000	433,500
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	900,000	978,430
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	275,000	293,693
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)	850,000	880,345
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	550,000	551,875
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	875,000	884,844
Service Properties Trust, 5.00%, 8/15/22	1,540,000	1,559,250
Service Properties Trust, 4.35%, 10/1/24	1,450,000	1,462,049
Service Properties Trust, 7.50%, 9/15/25	600,000	679,840
Service Properties Trust, 5.25%, 2/15/26	600,000	606,606
Service Properties Trust, 4.95%, 2/15/27	1,225,000	1,222,728
Service Properties Trust, 5.50%, 12/15/27	525,000	561,141
Service Properties Trust, 3.95%, 1/15/28	100,000	94,549
Service Properties Trust, 4.95%, 10/1/29	325,000	321,181
Service Properties Trust, 4.375%, 2/15/30	75,000	71,546
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,050,000	1,086,750
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	950,000	1,019,948
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	825,000	825,421
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/29(1)	1,250,000	1,254,869
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	1,040,000	1,083,129
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	225,000	229,598
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	225,000	231,673
XHR LP, 6.375%, 8/15/25(1)	550,000	586,949
XHR LP, 4.875%, 6/1/29(1)	525,000	542,719
		27,174,348
Food and Staples Retailing — 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	425,000	437,544
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	108,000	110,782
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	800,000	837,760
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	125,000	134,842
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	425,000	420,750
Ingles Markets, Inc., 4.00%, 6/15/31(1)	1,050,000	1,050,000
Rite Aid Corp., 7.50%, 7/1/25(1)	491,000	497,771
Rite Aid Corp., 8.00%, 11/15/26(1)	587,000	596,542
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	1,300,000	1,366,885
United Natural Foods, Inc., 6.75%, 10/15/28(1)	275,000	296,502
		5,749,378
Food Products — 1.8%
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	450,000	447,653
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	1,575,000	1,620,281
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	125,000	131,620
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	1,025,000	1,115,969
JBS USA Food Co., 7.00%, 1/15/26(1)	200,000	212,551
JBS USA Food Co., 5.75%, 1/15/28(1)	200,000	214,244
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	1,500,000	1,687,552
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	975,000	1,091,708
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.75%, 12/1/31(1)	625,000	640,313
Kraft Heinz Foods Co., 5.00%, 7/15/35	800,000	983,746
Kraft Heinz Foods Co., 6.875%, 1/26/39	300,000	432,027
Kraft Heinz Foods Co., 6.50%, 2/9/40	325,000	452,659
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,250,000	1,529,243
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,025,000	2,518,627
Kraft Heinz Foods Co., 4.375%, 6/1/46	92,000	104,423
Kraft Heinz Foods Co., 4.875%, 10/1/49	1,000,000	1,216,587

Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	277,000	295,365
Post Holdings, Inc., 5.75%, 3/1/27(1)	1,425,000	1,492,687
Post Holdings, Inc., 5.625%, 1/15/28(1)	900,000	956,736
Post Holdings, Inc., 4.50%, 9/15/31(1)	500,000	499,800
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	1,275,000	1,287,712
US Foods, Inc., 6.25%, 4/15/25(1)	225,000	238,781
US Foods, Inc., 4.75%, 2/15/29(1)	1,250,000	1,276,619
		20,446,903
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	625,000	687,778
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	100,000	111,811
		799,589
Health Care Equipment and Supplies — 0.1%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	270,000	291,010
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28(1)	705,000	771,446
		1,062,456
Health Care Providers and Services — 3.8%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	475,000	508,034
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	500,000	522,855
AHP Health Partners, Inc., 5.75%, 7/15/29(1)(8)	550,000	558,250
Air Methods Corp., 8.00%, 5/15/25(1)	1,150,000	1,088,187
Centene Corp., 5.375%, 6/1/26(1)	700,000	732,375
Centene Corp., 4.25%, 12/15/27	1,500,000	1,582,500
Centene Corp., 4.625%, 12/15/29	253,000	278,558
Centene Corp., 3.00%, 10/15/30	900,000	925,677
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	1,725,000	1,826,326
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	1,600,000	1,726,024
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	800,000	855,052
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	1,350,000	1,503,704
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	479,000	474,485
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	600,000	642,795
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	1,325,000	1,390,435
CHS / Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,125,000	2,159,531
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	1,578,000	1,585,890
DaVita, Inc., 4.625%, 6/1/30(1)	3,925,000	4,040,670
DaVita, Inc., 3.75%, 2/15/31(1)	825,000	793,031
Encompass Health Corp., 4.75%, 2/1/30	815,000	867,070
Envision Healthcare Corp., 8.75%, 10/15/26(1)	700,000	491,834
HCA, Inc., 7.69%, 6/15/25	250,000	304,688
HCA, Inc., 5.375%, 9/1/26	25,000	28,800
HCA, Inc., 3.50%, 9/1/30	650,000	692,897
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,512,500
Indigo Merger Sub, Inc., 2.875%, 7/15/26(1)(8)	600,000	610,236
IQVIA, Inc., 5.00%, 5/15/27(1)	675,000	709,061
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	500,000	534,110
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	125,000	126,688
LifePoint Health, Inc., 5.375%, 1/15/29(1)	600,000	585,849
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	575,000	599,504
Owens & Minor, Inc., 4.50%, 3/31/29(1)	1,250,000	1,286,006
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	950,000	1,029,695
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	525,000	549,680
Select Medical Corp., 6.25%, 8/15/26(1)	750,000	800,483
Tenet Healthcare Corp., 6.75%, 6/15/23	725,000	792,063
Tenet Healthcare Corp., 4.625%, 7/15/24	425,000	432,261

Tenet Healthcare Corp., 4.625%, 9/1/24(1)	400,000	411,344
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	1,750,000	1,817,287
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	225,000	235,125
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	225,000	236,258
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	194,000	199,960
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	3,800,000	4,060,262
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,075,000	1,089,781
Tenet Healthcare Corp., 6.875%, 11/15/31	275,000	313,550
US Acute Care Solutions LLC, 6.375%, 3/1/26(1)	200,000	207,356
		43,718,727
Hotels, Restaurants and Leisure — 10.3%
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	65,000	65,756
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	275,000	279,166
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	2,850,000	2,760,937
Affinity Gaming, 6.875%, 12/15/27(1)	825,000	878,497
Aramark Services, Inc., 5.00%, 4/1/25(1)	100,000	102,755
Aramark Services, Inc., 6.375%, 5/1/25(1)	375,000	398,906
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)	275,000	282,906
Boyd Gaming Corp., 8.625%, 6/1/25(1)	345,000	380,749
Boyd Gaming Corp., 4.75%, 6/15/31(1)	2,075,000	2,155,406
Boyne USA, Inc., 4.75%, 5/15/29(1)	625,000	646,634
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	2,300,000	2,560,935
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	900,000	949,500
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	1,635,000	1,657,481
Carlson Travel, Inc., 9.50% Cash plus 2.00% PIK, 12/15/26(1)	505,179	253,612
Carnival Corp., 10.50%, 2/1/26(1)	1,175,000	1,369,515
Carnival Corp., 7.625%, 3/1/26(1)	2,000,000	2,175,000
Carnival Corp., 5.75%, 3/1/27(1)	8,875,000	9,307,656
Carnival Corp., 9.875%, 8/1/27(1)	1,850,000	2,162,215
Carnival Corp., 6.65%, 1/15/28	600,000	650,625
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	525,000	519,094
CEC Entertainment LLC, 6.75%, 5/1/26(1)	350,000	359,625
Cedar Fair LP, 5.25%, 7/15/29	1,050,000	1,083,799
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	400,000	406,038
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	350,000	365,750
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28(1)	1,200,000	1,294,614
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,200,000	1,253,246
Churchill Downs, Inc., 4.75%, 1/15/28(1)	100,000	103,611
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	775,000	811,270
Everi Holdings, Inc., 5.00%, 7/15/29(1)(8)	450,000	461,250
Full House Resorts, Inc., 8.25%, 2/15/28(1)	1,625,000	1,777,092
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,180,000	1,185,764
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	2,400,000	2,559,036
Golden Nugget, Inc., 6.75%, 10/15/24(1)	3,750,000	3,793,012
Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,550,000	1,641,372
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	350,000	369,432
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	550,000	596,563
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	350,000	353,962
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	1,250,000	1,236,050
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	2,000,000	2,047,500
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	1,800,000	1,797,534
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/23(4)	140,501	136,637
International Game Technology plc, 4.125%, 4/15/26(1)	700,000	729,750
IRB Holding Corp., 7.00%, 6/15/25(1)	425,000	459,859
IRB Holding Corp., 6.75%, 2/15/26(1)	575,000	596,275

Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	780,000	817,292
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	650,000	680,875
Life Time, Inc., 5.75%, 1/15/26(1)	1,875,000	1,945,472
Life Time, Inc., 8.00%, 4/15/26(1)	5,325,000	5,693,064
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(1)	225,000	239,956
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	700,000	710,500
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	1,525,000	1,583,903
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	800,000	839,524
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	600,000	617,763
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	225,000	229,777
MGM Resorts International, 7.75%, 3/15/22	750,000	784,838
MGM Resorts International, 6.00%, 3/15/23	1,500,000	1,607,512
MGM Resorts International, 6.75%, 5/1/25	400,000	428,986
MGM Resorts International, 5.50%, 4/15/27	931,000	1,024,519
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	975,000	977,437
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,725,000	1,813,285
Mohegan Gaming & Entertainment, 8.00%, 2/1/26(1)	2,375,000	2,484,606
Motion Bondco DAC, 6.625%, 11/15/27(1)	875,000	889,403
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	200,000	206,194
NCL Corp. Ltd., 12.25%, 5/15/24(1)	850,000	1,027,637
NCL Corp. Ltd., 3.625%, 12/15/24(1)	350,000	338,459
NCL Corp. Ltd., 10.25%, 2/1/26(1)	550,000	640,736
NCL Corp. Ltd., 5.875%, 3/15/26(1)	3,250,000	3,411,574
NCL Finance Ltd., 6.125%, 3/15/28(1)	725,000	761,910
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(1)	350,000	376,343
Penn National Gaming, Inc., 4.125%, 7/1/29(1)(8)	550,000	550,688
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	925,000	953,314
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	850,000	933,959
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	975,000	1,124,965
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	350,000	406,702
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	1,070,000	1,023,541
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	2,700,000	2,831,085
Scientific Games International, Inc., 8.25%, 3/15/26(1)	600,000	644,238
Scientific Games International, Inc., 7.00%, 5/15/28(1)	2,825,000	3,091,115
Scientific Games International, Inc., 7.25%, 11/15/29(1)	700,000	791,452
SeaWorld Parks & Entertainment, Inc., 9.50%, 8/1/25(1)	2,948,000	3,165,459
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	1,600,000	1,657,488
Studio City Finance Ltd., 6.00%, 7/15/25(1)	600,000	631,650
Studio City Finance Ltd., 6.50%, 1/15/28(1)	600,000	644,223
Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,000,000	1,011,020
TKC Holdings, Inc., 10.50%, 5/15/29(1)	750,000	814,155
Travel + Leisure Co., 6.625%, 7/31/26(1)	1,125,000	1,277,966
Travel + Leisure Co., 4.625%, 3/1/30(1)	225,000	232,765
Viking Cruises Ltd., 6.25%, 5/15/25(1)	625,000	624,338
Viking Cruises Ltd., 13.00%, 5/15/25(1)	750,000	883,830
Viking Cruises Ltd., 5.875%, 9/15/27(1)	1,950,000	1,929,427
Viking Cruises Ltd., 7.00%, 2/15/29(1)	525,000	547,754
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	450,000	455,668
VOC Escrow Ltd., 5.00%, 2/15/28(1)	825,000	835,725
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	900,000	971,361
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,900,000	2,046,205
Wynn Macau Ltd., 4.875%, 10/1/24(1)	200,000	202,616
Wynn Macau Ltd., 5.50%, 1/15/26(1)	500,000	524,733
Wynn Macau Ltd., 5.50%, 10/1/27(1)	425,000	443,466
Wynn Macau Ltd., 5.625%, 8/26/28(1)	900,000	941,067

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(1)	675,000	728,953
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	125,000	132,203
		118,161,082
Household Durables — 2.0%
Adams Homes, Inc., 7.50%, 2/15/25(1)	450,000	471,656
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	650,000	675,932
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	500,000	534,597
Beazer Homes USA, Inc., 6.75%, 3/15/25	477,000	494,678
Beazer Homes USA, Inc., 5.875%, 10/15/27	400,000	419,260
Beazer Homes USA, Inc., 7.25%, 10/15/29	350,000	389,872
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	925,000	934,731
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.875%, 2/15/30(1)	450,000	446,535
Century Communities, Inc., 5.875%, 7/15/25	925,000	957,847
Century Communities, Inc., 6.75%, 6/1/27	750,000	798,941
Empire Communities Corp., 7.00%, 12/15/25(1)	600,000	632,085
Installed Building Products, Inc., 5.75%, 2/1/28(1)	300,000	316,893
K Hovnanian Enterprises, Inc., 13.50%, 2/1/26(1)	26,000	26,650
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	18,850
KB Home, 7.625%, 5/15/23	50,000	54,540
KB Home, 6.875%, 6/15/27	1,025,000	1,223,399
KB Home, 4.00%, 6/15/31	875,000	883,750
LGI Homes, Inc., 4.00%, 7/15/29(1)	675,000	679,219
Mattamy Group Corp., 4.625%, 3/1/30(1)	525,000	537,337
Meritage Homes Corp., 6.00%, 6/1/25	1,125,000	1,286,511
Newell Brands, Inc., 4.70%, 4/1/26	2,275,000	2,539,742
Newell Brands, Inc., 5.875%, 4/1/36	1,125,000	1,391,591
Newell Brands, Inc., 6.00%, 4/1/46	225,000	285,408
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	324,000	343,197
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	725,000	744,347
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	1,125,000	1,159,599
STL Holding Co. LLC, 7.50%, 2/15/26(1)	850,000	896,750
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	600,000	679,434
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	800,000	812,472
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	390,000	434,803
Tri Pointe Homes, Inc., 5.25%, 6/1/27	675,000	734,791
Tri Pointe Homes, Inc., 5.70%, 6/15/28	150,000	165,587
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	550,000	569,085
		22,540,089
Household Products — 0.2%
Central Garden & Pet Co., 4.125%, 4/30/31(1)	625,000	633,781
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(1)	225,000	228,705
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	400,000	401,452
Spectrum Brands, Inc., 5.75%, 7/15/25	17,000	17,442
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	200,000	216,270
Spectrum Brands, Inc., 3.875%, 3/15/31(1)	475,000	468,376
		1,966,026
Independent Power and Renewable Electricity Producers — 0.8%
Atlantica Sustainable Infrastructure plc, 4.125%, 6/15/28(1)	400,000	408,020
Calpine Corp., 5.25%, 6/1/26(1)	101,000	104,178
Calpine Corp., 4.50%, 2/15/28(1)	625,000	638,281
Calpine Corp., 5.125%, 3/15/28(1)	1,600,000	1,630,264
Calpine Corp., 4.625%, 2/1/29(1)	1,775,000	1,750,052
Calpine Corp., 5.00%, 2/1/31(1)	900,000	897,300
Calpine Corp., 3.75%, 3/1/31(1)	350,000	333,786
Clearway Energy Operating LLC, 5.00%, 9/15/26	1,350,000	1,391,486

Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	750,000	787,658
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)	200,000	199,269
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	175,000	185,813
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	650,000	667,011
		8,993,118
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 5.625%, 7/1/27(1)	746,000	788,667
Insurance — 0.9%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	2,000,000	2,047,170
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	175,000	197,668
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	1,600,000	1,584,056
AssuredPartners, Inc., 7.00%, 8/15/25(1)	475,000	486,797
AssuredPartners, Inc., 5.625%, 1/15/29(1)	400,000	400,800
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	425,000	434,864
Genworth Holdings, Inc., 7.625%, 9/24/21	1,175,000	1,195,610
Genworth Holdings, Inc., 4.90%, 8/15/23	1,325,000	1,330,969
Genworth Holdings, Inc., 4.80%, 2/15/24	250,000	250,500
HUB International Ltd., 7.00%, 5/1/26(1)	1,725,000	1,793,258
MBIA Insurance Corp., VRN, 11.44%, (3-month LIBOR plus 11.26%), 1/15/33(1)(2)(3)	125,000	37,179
MBIA, Inc., 7.15%, 7/15/27	25,000	25,589
		9,784,460
Internet and Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,325,000	1,393,158
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	500,000	497,750
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	975,000	1,028,250
QVC, Inc., 4.75%, 2/15/27	400,000	424,716
		3,343,874
IT Services — 0.9%
Ahead DB Holdings LLC, 6.625%, 5/1/28(1)	625,000	648,569
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	2,250,000	2,370,937
Booz Allen Hamilton, Inc., 4.00%, 7/1/29(1)	525,000	537,469
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	850,000	889,440
Endure Digital, Inc., 6.00%, 2/15/29(1)	1,150,000	1,140,116
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,975,000	1,303,500
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	725,000	747,301
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	775,000	845,657
Square, Inc., 3.50%, 6/1/31(1)	425,000	429,250
Twilio, Inc., 3.875%, 3/15/31	475,000	488,062
Vericast Corp., 8.375%, 8/15/22(1)	1,000,000	1,021,355
		10,421,656
Leisure Products — 0.2%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	875,000	873,906
Mattel, Inc., 6.75%, 12/31/25(1)	87,000	91,433
Mattel, Inc., 3.375%, 4/1/26(1)	500,000	519,380
Mattel, Inc., 3.75%, 4/1/29(1)	500,000	520,707
Mattel, Inc., 6.20%, 10/1/40	100,000	123,786
Mattel, Inc., 5.45%, 11/1/41	250,000	289,034
		2,418,246
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 3.75%, 3/15/29(1)	400,000	406,068
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	400,000	416,672
		822,740
Machinery — 1.2%
EnPro Industries, Inc., 5.75%, 10/15/26	200,000	211,702
Granite US Holdings Corp., 11.00%, 10/1/27(1)	575,000	643,347

Hillenbrand, Inc., 3.75%, 3/1/31	825,000	822,150
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(4)	900,000	979,902
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	78,897
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	100,000	108,878
Navistar International Corp., 9.50%, 5/1/25(1)	1,850,000	1,985,513
Navistar International Corp., 6.625%, 11/1/25(1)	775,000	800,676
SPX FLOW, Inc., 5.875%, 8/15/26(1)	375,000	388,434
Terex Corp., 5.00%, 5/15/29(1)	1,600,000	1,670,000
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	1,250,000	1,298,850
Titan International, Inc., 7.00%, 4/30/28(1)	600,000	628,542
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	400,000	422,000
TriMas Corp., 4.125%, 4/15/29(1)	1,000,000	1,014,880
Vertical Holdco Gmbh, 7.625%, 7/15/28(1)	400,000	434,876
Wabash National Corp., 5.50%, 10/1/25(1)	200,000	204,829
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,700,000	1,778,455
		13,471,931
Media — 6.6%
Altice Financing SA, 7.50%, 5/15/26(1)	700,000	729,785
Altice Financing SA, 5.00%, 1/15/28(1)	1,150,000	1,130,433
AMC Networks, Inc., 4.25%, 2/15/29	950,000	959,500
Audacy Capital Corp., 6.75%, 3/31/29(1)	600,000	624,006
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	375,000	379,031
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	580,000	600,825
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	78,761
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	25,000	26,469
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	350,000	364,862
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,700,000	1,734,000
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	3,525,000	3,664,995
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	2,700,000	2,766,177
Clear Channel International BV, 6.625%, 8/1/25(1)	675,000	711,680
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,000,000	2,097,610
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,050,000	1,088,416
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	1,825,000	1,875,708
CSC Holdings LLC, 6.75%, 11/15/21	50,000	51,106
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,375,000	1,524,682
CSC Holdings LLC, 5.75%, 1/15/30(1)	3,475,000	3,614,000
CSC Holdings LLC, 4.125%, 12/1/30(1)	1,100,000	1,096,463
CSC Holdings LLC, 4.625%, 12/1/30(1)	1,725,000	1,694,571
CSC Holdings LLC, 4.50%, 11/15/31(1)	2,850,000	2,871,061
CSC Holdings LLC, 5.00%, 11/15/31(1)	800,000	804,920
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,175,000	2,059,940
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,225,000	603,313
DISH DBS Corp., 5.875%, 11/15/24	1,700,000	1,827,500
DISH DBS Corp., 7.375%, 7/1/28	700,000	754,166
DISH DBS Corp., 5.125%, 6/1/29(1)	1,200,000	1,186,416
GCI LLC, 4.75%, 10/15/28(1)	825,000	846,038
Gray Television, Inc., 5.875%, 7/15/26(1)	75,000	77,531
Gray Television, Inc., 7.00%, 5/15/27(1)	925,000	1,003,172
Gray Television, Inc., 4.75%, 10/15/30(1)	925,000	922,946
iHeartCommunications, Inc., 6.375%, 5/1/26	526,328	560,934
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	825,000	864,105
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	525,000	541,950
Lamar Media Corp., 3.75%, 2/15/28	275,000	280,217
Lamar Media Corp., 4.00%, 2/15/30	575,000	583,516
Lamar Media Corp., 3.625%, 1/15/31(1)	125,000	122,438

LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	400,000	432,178
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	850,000	895,450
News Corp., 3.875%, 5/15/29(1)	2,775,000	2,806,219
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	1,250,000	1,326,562
Nexstar Broadcasting, Inc., 4.75%, 11/1/28(1)	1,050,000	1,080,187
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	1,275,000	1,322,016
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29(1)	400,000	403,300
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	50,000	50,850
Quebecor Media, Inc., 5.75%, 1/15/23	200,000	214,286
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 9/15/26(1)	575,000	596,606
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(1)	1,000,000	1,052,005
Salem Media Group, Inc., 6.75%, 6/1/24(1)	175,000	170,625
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	275,000	273,215
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	275,000	274,476
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	800,000	829,416
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	1,150,000	1,191,400
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	875,000	880,031
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	850,000	867,867
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	1,075,000	1,057,531
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	600,000	617,217
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	375,000	393,797
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	1,250,000	1,363,687
Spanish Broadcasting System, Inc., 9.75%, 3/1/26(1)	375,000	379,973
Summer BC Bidco B LLC, 5.50%, 10/31/26(1)(8)	200,000	203,588
TEGNA, Inc., 4.625%, 3/15/28	1,600,000	1,662,000
TEGNA, Inc., 5.00%, 9/15/29	875,000	918,041
Townsquare Media, Inc., 6.875%, 2/1/26(1)	500,000	535,625
Univision Communications, Inc., 5.125%, 2/15/25(1)	900,000	920,930
Univision Communications, Inc., 9.50%, 5/1/25(1)	350,000	387,070
Univision Communications, Inc., 6.625%, 6/1/27(1)	800,000	867,840
Univision Communications, Inc., 4.50%, 5/1/29(1)	1,450,000	1,464,224
UPC Broadband Finco BV, 4.875%, 7/15/31(1)	2,600,000	2,609,230
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	210,217
Videotron Ltd., 5.00%, 7/15/22	1,500,000	1,564,342
Videotron Ltd., 5.375%, 6/15/24(1)	100,000	109,799
Virgin Media Finance plc, 5.00%, 7/15/30(1)	600,000	606,972
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	600,000	645,750
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	200,000	204,721
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	1,125,000	1,179,793
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	200,000	205,099
Ziggo BV, 5.50%, 1/15/27(1)	238,000	247,889
		75,745,267
Metals and Mining — 3.4%
Alcoa Nederland Holding BV, 7.00%, 9/30/26(1)	600,000	627,750
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	657,330
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	400,000	417,774
Allegheny Technologies, Inc., 5.875%, 12/1/27	525,000	551,796
ArcelorMittal SA, 4.55%, 3/11/26	550,000	622,402
ArcelorMittal SA, 7.25%, 10/15/39	50,000	70,712
Arconic Corp., 6.00%, 5/15/25(1)	625,000	666,912
Arconic Corp., 6.125%, 2/15/28(1)	200,000	215,143
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	150,000	159,188
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,250,000	1,381,019
Carpenter Technology Corp., 6.375%, 7/15/28	800,000	878,657
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	180,000	211,187

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	275,000	297,000
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	1,000,000	1,052,500
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	1,200,000	1,264,224
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	950,000	998,725
Coeur Mining, Inc., 5.125%, 2/15/29(1)	575,000	571,165
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	77,711
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	375,000	403,594
Constellium SE, 5.625%, 6/15/28(1)	525,000	565,034
Constellium SE, 3.75%, 4/15/29(1)	1,525,000	1,511,687
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	658,000	671,575
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	4,800,000	4,910,328
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	225,000	234,030
Freeport-McMoRan, Inc., 3.875%, 3/15/23	825,000	861,275
Freeport-McMoRan, Inc., 5.00%, 9/1/27	850,000	900,248
Freeport-McMoRan, Inc., 4.125%, 3/1/28	350,000	365,750
Freeport-McMoRan, Inc., 4.375%, 8/1/28	575,000	608,062
Freeport-McMoRan, Inc., 4.25%, 3/1/30	1,325,000	1,421,062
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,175,000	1,288,229
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,275,000	1,560,166
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	550,000	564,295
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	775,000	776,472
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	525,000	527,625
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	500,000	533,125
IAMGOLD Corp., 5.75%, 10/15/28(1)	550,000	572,880
Mineral Resources Ltd., 8.125%, 5/1/27(1)	650,000	716,358
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	75,000	67,477
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(2)(3)	75,000	98
Novelis Corp., 5.875%, 9/30/26(1)	900,000	937,354
Novelis Corp., 4.75%, 1/30/30(1)	575,000	604,469
Park-Ohio Industries, Inc., 6.625%, 4/15/27	800,000	816,848
Petra Diamonds US Treasury plc, 10.50% PIK, 3/8/26(1)	100,000	98,250
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	1,800,000	1,928,097
Taseko Mines Ltd., 7.00%, 2/15/26(1)	675,000	704,531
TMS International Corp., 6.25%, 4/15/29(1)	975,000	1,024,969
United States Steel Corp., 6.875%, 3/1/29	2,325,000	2,490,656
		38,385,739
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	475,000	478,781
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	325,000	325,609
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	450,000	450,563
Starwood Property Trust, Inc., 3.625%, 7/15/26(1)(8)	700,000	706,125
		1,961,078
Multiline Retail — 0.2%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	1,025,000	1,103,628
Macy's Retail Holdings LLC, 5.125%, 1/15/42	1,875,000	1,736,953
		2,840,581
Oil, Gas and Consumable Fuels — 13.8%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,075,000	1,165,273
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	1,225,000	1,373,102
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,000,000	1,043,045
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	275,000	289,762
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	650,000	678,441
Antero Resources Corp., 7.625%, 2/1/29(1)	800,000	889,040
Antero Resources Corp., 5.375%, 3/1/30(1)	775,000	791,957
Apache Corp., 4.25%, 1/15/30	1,225,000	1,294,078

Apache Corp., 5.10%, 9/1/40	1,700,000	1,782,875
Apache Corp., 4.75%, 4/15/43	750,000	781,429
Apache Corp., 7.375%, 8/15/47	250,000	300,090
Apache Corp., 5.35%, 7/1/49	1,000,000	1,053,860
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	425,000	446,091
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	1,170,000	1,621,462
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	625,000	688,750
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	900,000	901,125
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,150,000	1,247,750
Callon Petroleum Co., 6.125%, 10/1/24	1,050,000	1,038,912
Callon Petroleum Co., 8.25%, 7/15/25	68,000	67,886
Callon Petroleum Co., 8.00%, 8/1/28(1)(8)	1,750,000	1,771,875
Cenovus Energy, Inc., 3.00%, 8/15/22	400,000	408,237
Cenovus Energy, Inc., 5.375%, 7/15/25	575,000	658,212
Cenovus Energy, Inc., 5.25%, 6/15/37	175,000	209,749
Cenovus Energy, Inc., 6.75%, 11/15/39	475,000	646,387
Cenovus Energy, Inc., 5.40%, 6/15/47	375,000	465,041
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	450,000	442,305
Chaparral Energy, Inc., 9.00%, 2/14/25	48,678	48,829
Cheniere Energy Partners LP, 4.00%, 3/1/31(1)	2,050,000	2,144,812
Citgo Holding, Inc., 9.25%, 8/1/24(1)	2,675,000	2,731,844
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	800,000	834,656
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	1,825,000	1,904,990
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	1,575,000	1,654,144
CNX Resources Corp., 7.25%, 3/14/27(1)	1,250,000	1,341,212
CNX Resources Corp., 6.00%, 1/15/29(1)	1,350,000	1,461,530
Colgate Energy Partners III LLC, 5.875%, 7/1/29(1)	725,000	753,094
Comstock Resources, Inc., 7.50%, 5/15/25(1)	249,000	259,022
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,150,000	1,226,452
Comstock Resources, Inc., 5.875%, 1/15/30(1)	1,975,000	2,016,969
Continental Resources, Inc., 4.50%, 4/15/23	171,000	178,422
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	3,500,000	3,651,340
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	1,475,000	1,546,906
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,350,000	1,401,091
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	675,000	709,833
DCP Midstream Operating LP, 5.375%, 7/15/25	525,000	585,349
DCP Midstream Operating LP, 5.625%, 7/15/27	550,000	627,170
DCP Midstream Operating LP, 5.125%, 5/15/29	1,450,000	1,604,338
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	384,000	396,029
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,725,000	1,822,221
Devon Energy Corp., 5.875%, 6/15/28(1)	113,000	125,845
Endeavor Energy Resources LP / EER Finance, Inc., 5.50%, 1/30/26(1)	200,000	208,421
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	850,000	907,519
Energean Israel Finance Ltd., 5.375%, 3/30/28(1)	400,000	410,486
Energean Israel Finance Ltd., 5.875%, 3/30/31(1)	450,000	461,629
EnLink Midstream LLC, 5.625%, 1/15/28(1)	125,000	132,431
EnLink Midstream LLC, 5.375%, 6/1/29	1,000,000	1,044,935
EnLink Midstream Partners LP, 4.40%, 4/1/24	325,000	342,015
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,325,000	1,375,463
EnLink Midstream Partners LP, 5.60%, 4/1/44	450,000	409,183
EnLink Midstream Partners LP, 5.05%, 4/1/45	350,000	301,737
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,325,000	1,181,509
EQM Midstream Partners LP, 4.75%, 7/15/23	1,520,000	1,588,613
EQM Midstream Partners LP, 4.00%, 8/1/24	200,000	205,750
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	525,000	572,158

EQM Midstream Partners LP, 6.50%, 7/1/27(1)	375,000	419,220
EQM Midstream Partners LP, 5.50%, 7/15/28	751,000	813,018
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	700,000	713,067
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	775,000	799,560
EQM Midstream Partners LP, 6.50%, 7/15/48	275,000	294,834
EQT Corp., 7.625%, 2/1/25	725,000	846,648
EQT Corp., 3.125%, 5/15/26(1)	625,000	641,316
EQT Corp., 3.90%, 10/1/27	1,325,000	1,421,062
EQT Corp., 5.00%, 1/15/29	275,000	306,996
EQT Corp., 8.50%, 2/1/30	675,000	880,369
EQT Corp., 3.625%, 5/15/31(1)	525,000	548,657
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	300,000	303,605
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	350,000	368,156
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	800,000	827,840
Gulfport Energy Operating Corp., 8.00%, 5/17/26(1)	1,586,132	1,696,289
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,525,000	1,659,200
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	1,300,000	1,357,525
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	2,495,000	2,620,411
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	950,000	1,011,992
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)	500,000	521,953
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	950,000	1,008,187
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	700,000	717,150
Indigo Natural Resources LLC, 5.375%, 2/1/29(1)	825,000	863,189
ITT Holdings LLC, 6.50%, 8/1/29(1)(8)	1,125,000	1,147,500
Laredo Petroleum, Inc., 9.50%, 1/15/25	2,025,000	2,136,294
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	1,109,000	1,147,371
Matador Resources Co., 5.875%, 9/15/26	1,775,000	1,830,646
MEG Energy Corp., 7.125%, 2/1/27(1)	1,975,000	2,109,359
MEG Energy Corp., 5.875%, 2/1/29(1)	275,000	287,078
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,025,000	954,536
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	350,000	347,354
Murphy Oil Corp., 6.875%, 8/15/24	925,000	948,597
Murphy Oil Corp., 5.75%, 8/15/25	875,000	899,062
Murphy Oil Corp., 5.875%, 12/1/27	525,000	548,691
Murphy Oil Corp., 6.375%, 7/15/28	1,350,000	1,425,195
Murphy Oil Corp., 7.05%, 5/1/29	25,000	27,859
Murphy Oil Corp., 6.375%, 12/1/42	525,000	521,160
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	879,713	4,487
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	600,000	613,830
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	1,725,000	1,813,406
Northern Oil and Gas, Inc., 8.125%, 3/1/28(1)	1,475,000	1,591,259
NuStar Logistics LP, 5.75%, 10/1/25	225,000	245,367
NuStar Logistics LP, 6.00%, 6/1/26	200,000	217,400
NuStar Logistics LP, 6.375%, 10/1/30	300,000	332,294
Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	500,000	521,990
Occidental Petroleum Corp., 6.95%, 7/1/24	1,100,000	1,242,961
Occidental Petroleum Corp., 3.50%, 6/15/25	200,000	204,750
Occidental Petroleum Corp., 8.00%, 7/15/25	325,000	389,604
Occidental Petroleum Corp., 5.875%, 9/1/25	400,000	445,510
Occidental Petroleum Corp., 5.50%, 12/1/25	600,000	664,887
Occidental Petroleum Corp., 5.55%, 3/15/26	1,875,000	2,077,191
Occidental Petroleum Corp., 3.40%, 4/15/26	375,000	384,489
Occidental Petroleum Corp., 3.20%, 8/15/26	425,000	429,409
Occidental Petroleum Corp., 8.50%, 7/15/27	575,000	726,027
Occidental Petroleum Corp., 7.125%, 10/15/27	200,000	223,948

Occidental Petroleum Corp., 6.375%, 9/1/28	950,000	1,110,464
Occidental Petroleum Corp., 8.875%, 7/15/30	1,700,000	2,275,781
Occidental Petroleum Corp., 6.125%, 1/1/31	550,000	647,779
Occidental Petroleum Corp., 7.50%, 5/1/31	2,127,000	2,682,764
Occidental Petroleum Corp., 7.875%, 9/15/31	575,000	740,594
Occidental Petroleum Corp., 6.45%, 9/15/36	1,900,000	2,274,129
Occidental Petroleum Corp., 7.95%, 6/15/39	150,000	192,638
Occidental Petroleum Corp., 4.30%, 8/15/39	700,000	669,900
Occidental Petroleum Corp., 6.20%, 3/15/40	1,525,000	1,727,611
Occidental Petroleum Corp., 6.60%, 3/15/46	2,150,000	2,560,134
Ovintiv, Inc., 8.125%, 9/15/30	700,000	954,949
Ovintiv, Inc., 6.625%, 8/15/37	400,000	535,404
Parkland Corp., 5.875%, 7/15/27(1)	775,000	828,618
Parkland Corp., 4.50%, 10/1/29(1)	2,400,000	2,445,876
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	350,000	353,043
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	525,000	399,693
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	700,000	480,403
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,000,000	983,750
Range Resources Corp., 5.00%, 3/15/23	337,000	349,666
Range Resources Corp., 9.25%, 2/1/26	625,000	690,156
Range Resources Corp., 8.25%, 1/15/29(1)	1,200,000	1,354,518
Renewable Energy Group, Inc., 5.875%, 6/1/28(1)	475,000	499,505
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	550,000	560,950
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	275,000	283,999
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	575,000	576,098
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	100,000	111,062
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	375,000	397,076
SM Energy Co., 5.00%, 1/15/24	450,000	451,134
SM Energy Co., 5.625%, 6/1/25	400,000	396,500
SM Energy Co., 6.75%, 9/15/26	400,000	407,500
SM Energy Co., 6.625%, 1/15/27	725,000	746,387
SM Energy Co., 6.50%, 7/15/28	1,525,000	1,568,844
Southwestern Energy Co., 6.45%, 1/23/25	1,760,000	1,951,954
Southwestern Energy Co., 8.375%, 9/15/28	325,000	367,689
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,075,000	1,066,518
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	272,000	250,617
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	50,000	51,693
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	950,000	996,669
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29(1)	200,000	204,104
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24(1)	50,000	50,809
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	475,000	521,702
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	725,000	755,675
Talos Production, Inc., 12.00%, 1/15/26	1,175,000	1,255,364
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	1,675,000	1,763,884
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	1,125,000	1,188,281
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	525,000	592,531
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30	700,000	770,714
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31(1)	1,125,000	1,219,348
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32(1)	1,125,000	1,158,750
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,050,000	1,081,316
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	75,000	77,010
Western Midstream Operating LP, 4.00%, 7/1/22	225,000	228,947
Western Midstream Operating LP, 4.65%, 7/1/26	100,000	107,047
Western Midstream Operating LP, 4.50%, 3/1/28	475,000	508,870
Western Midstream Operating LP, 4.75%, 8/15/28	275,000	297,975

Western Midstream Operating LP, 5.30%, 2/1/30	1,725,000	1,936,951
Western Midstream Operating LP, 5.45%, 4/1/44	400,000	432,930
Western Midstream Operating LP, 5.30%, 3/1/48	1,375,000	1,470,033
Western Midstream Operating LP, 5.50%, 8/15/48	225,000	245,840
Western Midstream Operating LP, 6.50%, 2/1/50	25,000	29,016
		158,163,598
Paper and Forest Products — 0.1%
Mercer International, Inc., 5.125%, 2/1/29(1)	1,100,000	1,133,275
SpA Holdings 3 Oy, 4.875%, 2/4/28(1)	400,000	404,380
		1,537,655
Personal Products — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	700,000	743,400
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	1,025,000	1,036,700
		1,780,100
Pharmaceuticals — 2.9%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	2,325,000	2,532,832
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	3,950,000	4,053,687
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,975,000	3,193,811
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	375,000	387,360
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,225,000	1,163,946
Bausch Health Cos., Inc., 5.00%, 2/15/29(1)	950,000	887,081
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	850,000	841,755
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	225,000	230,559
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	350,000	327,705
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	1,991,000	2,033,339
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	2,656,000	1,794,526
Endo Finance LLC, 5.75%, 1/15/22(1)	425,000	392,594
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)	850,000	834,063
Jazz Securities DAC, 4.375%, 1/15/29(1)	2,000,000	2,076,100
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)(2)(3)	4,075,000	2,859,937
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)(2)(3)	50,000	35,208
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)(2)	1,050,000	1,174,703
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	375,000	382,894
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	1,400,000	1,444,030
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	900,000	948,312
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	2,148,000	2,198,832
Prestige Brands, Inc., 5.125%, 1/15/28(1)	275,000	290,505
Prestige Brands, Inc., 3.75%, 4/1/31(1)	525,000	507,216
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	875,000	882,726
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	400,000	425,172
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	400,000	441,530
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	1,000,000	877,500
		33,217,923
Professional Services — 0.3%
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	1,200,000	1,212,840
ASGN, Inc., 4.625%, 5/15/28(1)	525,000	551,337
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	105,000	111,667
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	440,000	487,445
Science Applications International Corp., 4.875%, 4/1/28(1)	725,000	762,935
		3,126,224
Real Estate Management and Development — 0.8%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	300,000	324,332
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	52,943
Forestar Group, Inc., 3.85%, 5/15/26(1)	825,000	833,497
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,000,000	1,037,000

Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	150,000	154,697
Howard Hughes Corp. (The), 5.375%, 8/1/28(1)	1,050,000	1,116,811
Howard Hughes Corp. (The), 4.125%, 2/1/29(1)	825,000	827,611
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)	525,000	524,149
Newmark Group, Inc., 6.125%, 11/15/23	475,000	523,421
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	100,000	104,175
Realogy Group LLC / Realogy Co-Issuer Corp., 7.625%, 6/15/25(1)	761,000	826,416
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	875,000	973,372
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	1,750,000	1,831,882
		9,130,306
Road and Rail — 1.2%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	2,525,000	2,288,685
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.25%, 3/15/25(1)	188,000	190,703
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	250,000	262,461
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	1,575,000	1,616,186
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	675,000	703,806
DAE Funding LLC, 5.25%, 11/15/21(1)	575,000	580,008
DAE Funding LLC, 4.50%, 8/1/22(1)	800,000	803,588
DAE Funding LLC, 5.00%, 8/1/24(1)	300,000	308,846
Hertz Corp. (The), 6.25%, 10/15/22(2)(3)	225,000	226,967
Hertz Corp. (The), 5.50%, 10/15/24(1)(2)(3)	1,375,000	1,387,588
Hertz Corp. (The), 7.125%, 8/1/26(1)(2)(3)	575,000	617,697
Modulaire Global Finance plc, 8.00%, 2/15/23(1)	500,000	515,252
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	800,000	836,000
Uber Technologies, Inc., 7.50%, 5/15/25(1)	675,000	729,324
Uber Technologies, Inc., 8.00%, 11/1/26(1)	625,000	675,225
Uber Technologies, Inc., 7.50%, 9/15/27(1)	875,000	962,767
Uber Technologies, Inc., 6.25%, 1/15/28(1)	1,150,000	1,239,941
		13,945,044
Semiconductors and Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	200,000	216,150
ams AG, 7.00%, 7/31/25(1)	1,400,000	1,513,155
ON Semiconductor Corp., 3.875%, 9/1/28(1)	675,000	696,320
Qorvo, Inc., 4.375%, 10/15/29	350,000	382,004
Synaptics, Inc., 4.00%, 6/15/29(1)	800,000	805,000
		3,612,629
Software — 1.5%
Ascend Learning LLC, 6.875%, 8/1/25(1)	50,000	51,162
Ascend Learning LLC, 6.875%, 8/1/25(1)	150,000	152,675
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	250,000	268,173
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	700,000	741,419
BY Crown Parent LLC, 7.375%, 10/15/24(1)	150,000	153,003
Camelot Finance SA, 4.50%, 11/1/26(1)	1,275,000	1,338,214
Castle US Holding Corp., 9.50%, 2/15/28(1)	1,175,000	1,230,166
Clarivate Science Holdings Corp., 3.875%, 6/30/28(1)	875,000	884,065
Clarivate Science Holdings Corp., 4.875%, 6/30/29(1)	1,050,000	1,078,875
Elastic NV, 4.125%, 7/15/29(1)(8)	700,000	701,540
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.625%, 5/1/28(1)	600,000	589,128
J2 Global, Inc., 4.625%, 10/15/30(1)	2,075,000	2,150,841
LogMeIn, Inc., 5.50%, 9/1/27(1)	1,600,000	1,659,280
MicroStrategy, Inc., 6.125%, 6/15/28(1)	750,000	750,937
Open Text Corp., 5.875%, 6/1/26(1)	650,000	674,200
Open Text Corp., 3.875%, 2/15/28(1)	650,000	660,270
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	650,000	663,683
Rocket Software, Inc., 6.50%, 2/15/29(1)	625,000	621,038

SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,500,000	1,593,187
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,550,000	1,618,246
		17,580,102
Specialty Retail — 3.3%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	450,000	499,478
Ambience Merger Sub, Inc., 4.875%, 7/15/28(1)(8)	225,000	226,125
Ambience Merger Sub, Inc., 7.125%, 7/15/29(1)(8)	650,000	658,125
Asbury Automotive Group, Inc., 4.50%, 3/1/28	320,000	329,440
Asbury Automotive Group, Inc., 4.75%, 3/1/30	200,000	209,350
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)(4)	525,000	538,842
eG Global Finance plc, 6.75%, 2/7/25(1)	1,125,000	1,164,667
eG Global Finance plc, 8.50%, 10/30/25(1)	600,000	636,657
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	1,500,000	1,488,915
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	2,375,000	2,348,281
Gap, Inc. (The), 8.375%, 5/15/23(1)	150,000	169,193
Gap, Inc. (The), 8.625%, 5/15/25(1)	700,000	768,814
GYP Holdings III Corp., 4.625%, 5/1/29(1)	250,000	251,665
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	350,000	358,314
L Brands, Inc., 9.375%, 7/1/25(1)	175,000	226,657
L Brands, Inc., 5.25%, 2/1/28	75,000	84,018
L Brands, Inc., 7.50%, 6/15/29	425,000	501,018
L Brands, Inc., 6.625%, 10/1/30(1)	1,175,000	1,361,531
L Brands, Inc., 6.875%, 11/1/35	290,000	367,575
L Brands, Inc., 6.75%, 7/1/36	3,250,000	4,077,125
LBM Acquisition LLC, 6.25%, 1/15/29(1)	925,000	933,279
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	51,620
Lithia Motors, Inc., 4.625%, 12/15/27(1)	450,000	477,360
Lithia Motors, Inc., 3.875%, 6/1/29(1)	1,575,000	1,634,535
Lithia Motors, Inc., 4.375%, 1/15/31(1)	275,000	294,936
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	1,375,000	1,427,731
Magic Mergeco, Inc., 5.25%, 5/1/28(1)	700,000	719,026
Magic Mergeco, Inc., 7.875%, 5/1/29(1)	1,875,000	1,935,937
Murphy Oil USA, Inc., 5.625%, 5/1/27	50,000	52,918
Murphy Oil USA, Inc., 4.75%, 9/15/29	200,000	210,697
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	175,000	173,215
Park River Holdings, Inc., 5.625%, 2/1/29(1)	1,050,000	1,023,094
Party City Holdings, Inc., 8.75%, 2/15/26(1)	600,000	641,250
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	625,000	650,000
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	950,000	1,048,562
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	575,000	618,556
Sonic Automotive, Inc., 6.125%, 3/15/27	975,000	1,021,566
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	800,000	840,000
Staples, Inc., 7.50%, 4/15/26(1)	2,230,000	2,312,510
Staples, Inc., 10.75%, 4/15/27(1)	1,750,000	1,784,256
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	650,000	666,250
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	800,000	825,048
Victoria's Secret & Co., 4.625%, 7/15/29(1)(8)	550,000	550,880
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,075,000	1,152,008
White Cap Parent LLC, 8.25% Cash or 9.00% PIK, 3/15/26(1)(4)	825,000	856,523
		38,167,547
Technology Hardware, Storage and Peripherals — 1.1%
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	2,050,000	2,107,564
Diebold Nixdorf, Inc., 8.50%, 4/15/24	725,000	743,125
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	375,000	416,976
NCR Corp., 8.125%, 4/15/25(1)	175,000	191,713

NCR Corp., 5.75%, 9/1/27(1)	1,200,000	1,272,150
NCR Corp., 5.00%, 10/1/28(1)	1,325,000	1,372,117
NCR Corp., 5.125%, 4/15/29(1)	2,000,000	2,065,000
NCR Corp., 6.125%, 9/1/29(1)	1,100,000	1,200,551
NCR Corp., 5.25%, 10/1/30(1)	750,000	779,085
Seagate HDD Cayman, 3.375%, 7/15/31(1)	1,500,000	1,451,497
Xerox Holdings Corp., 5.00%, 8/15/25(1)	675,000	713,387
Xerox Holdings Corp., 5.50%, 8/15/28(1)	500,000	520,200
		12,833,365
Textiles, Apparel and Luxury Goods†
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	150,000	144,937
Thrifts and Mortgage Finance — 1.5%
Enact Holdings, Inc., 6.50%, 8/15/25(1)	1,450,000	1,602,264
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	1,125,000	1,172,582
Freedom Mortgage Corp., 6.625%, 1/15/27(1)(8)	1,375,000	1,386,509
MGIC Investment Corp., 5.75%, 8/15/23	475,000	513,713
MGIC Investment Corp., 5.25%, 8/15/28	2,505,000	2,658,431
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	550,000	571,054
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,325,000	1,338,422
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,250,000	1,246,250
NMI Holdings, Inc., 7.375%, 6/1/25(1)	750,000	861,877
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	1,625,000	1,567,849
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	625,000	635,344
Radian Group, Inc., 4.50%, 10/1/24	500,000	536,140
Radian Group, Inc., 4.875%, 3/15/27	1,600,000	1,744,768
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,475,000	1,476,674
		17,311,877
Tobacco — 0.1%
Turning Point Brands, Inc., 5.625%, 2/15/26(1)	450,000	466,200
Vector Group Ltd., 5.75%, 2/1/29(1)	725,000	739,485
		1,205,685
Trading Companies and Distributors — 0.5%
Alta Equipment Group, Inc., 5.625%, 4/15/26(1)	400,000	411,272
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	175,000	183,909
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	825,000	824,002
Fly Leasing Ltd., 5.25%, 10/15/24	700,000	707,711
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/1/25(1)	350,000	364,002
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27(1)	775,000	897,651
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(1)	400,000	417,000
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	625,000	619,613
H&E Equipment Services, Inc., 3.875%, 12/15/28(1)	850,000	837,462
		5,262,622
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	700,000	742,875
Wireless Telecommunication Services — 1.5%
Digicel Group Holdings Ltd., 5.00% Cash plus 3.00% PIK, 4/1/25(1)	577,034	485,863
Digicel Group Holdings Ltd., 8.00% Cash plus 2.00% PIK, 4/1/24	3,080,672	2,976,083
Sprint Communications, Inc., 9.25%, 4/15/22	350,000	373,105
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	265,000
Sprint Corp., 7.25%, 9/15/21	1,275,000	1,296,503
Sprint Corp., 7.875%, 9/15/23	2,675,000	3,042,347
Sprint Corp., 7.125%, 6/15/24	575,000	664,125
Sprint Corp., 7.625%, 3/1/26	425,000	519,618
T-Mobile USA, Inc., 4.50%, 2/1/26	2,175,000	2,222,980
T-Mobile USA, Inc., 2.625%, 4/15/26	800,000	819,988

T-Mobile USA, Inc., 2.625%, 2/15/29	325,000	321,344
T-Mobile USA, Inc., 3.375%, 4/15/29	200,000	206,885
T-Mobile USA, Inc., 3.50%, 4/15/31	700,000	725,060
Vmed O2 UK Financing I plc, 4.25%, 1/31/31(1)	1,600,000	1,574,036
Vmed O2 UK Financing I plc, 4.75%, 7/15/31(1)(8)	600,000	610,500
Vodafone Group plc, VRN, 7.00%, 4/4/79	1,225,000	1,485,298
		17,588,735
TOTAL CORPORATE BONDS (Cost $1,026,499,560)		1,081,786,317
PREFERRED STOCKS — 1.9%
Banks — 1.2%
Bank of America Corp., 5.125%	475,000	506,172
Bank of America Corp., 5.875%	225,000	257,807
Bank of America Corp., 6.25%	1,025,000	1,134,547
Bank of America Corp., 6.30%	25,000	28,863
Barclays plc, 6.125%	450,000	499,216
Barclays plc, 7.75%	950,000	1,046,187
Barclays plc, 8.00%	1,000,000	1,138,125
Citigroup, Inc., 4.00%	350,000	362,688
Citigroup, Inc., 4.70%	1,950,000	2,015,764
Citigroup, Inc., 5.90%	425,000	449,642
Citigroup, Inc., 5.95%	325,000	341,894
Citigroup, Inc., 6.25%	150,000	175,646
JPMorgan Chase & Co., 3.46%	200,000	200,750
JPMorgan Chase & Co., 4.60%	1,850,000	1,919,467
JPMorgan Chase & Co., 6.10%	125,000	136,797
JPMorgan Chase & Co., 6.125%	400,000	433,600
JPMorgan Chase & Co., 6.75%	31,000	34,394
JPMorgan Chase & Co., Series R, 6.00%	645,000	686,119
Natwest Group plc, 2.47%	300,000	298,440
Natwest Group plc, 8.00%	950,000	1,126,538
Natwest Group plc, 8.625%	400,000	403,818
		13,196,474
Capital Markets — 0.2%
Credit Suisse Group AG, 5.10%(1)	200,000	206,750
Credit Suisse Group AG, 6.25%(1)	1,050,000	1,152,258
Deutsche Bank AG, 6.00%	200,000	212,250
Goldman Sachs Group, Inc. (The), 4.95%	875,000	937,440
		2,508,698
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	900,000	934,380
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.25%	150,000	132,750
Energy Transfer LP, 6.625%	600,000	589,500
Global Partners LP, 9.50%	31,375	858,106
Gulfport Energy Operating Corp., 10.00% Cash or 15.00% PIK(4)	44	205,700
Nine Point Energy Holdings, Inc. (Acquired 3/28/17 Cost $18,000)(3)(9)	18	3,600
Plains All American Pipeline LP, 6.125%	3,225,000	2,856,383
Summit Midstream Partners LP, 9.50%(3)	88,000	69,850
		4,715,889
TOTAL PREFERRED STOCKS (Cost $19,877,779)		21,355,441
BANK LOAN OBLIGATIONS(10) — 0.7%
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 4.50%, (3-month LIBOR plus 3.75%), 4/21/28	623,438	632,487

Auto Components†
Clarios Global LP, 2021 USD Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 4/30/26	154,895	153,782
Building Products†
Hardwood Holdings, Term Loan, 7.68%, (3-month LIBOR plus 7.50%), 8/1/21	29,052	27,744
Chemicals†
Consolidated Energy Finance, S.A., Term Loan B, 2.60%, (1-month LIBOR plus 2.50%), 5/7/25	145,500	141,377
Containers and Packaging†
BWAY Holding Company, 2017 Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 4/3/24	92,056	90,006
Flex Acquisition Company, Inc., 2021 Term Loan, 4.00%, (3-month LIBOR plus 3.50%), 2/23/28	104,781	104,453
		194,459
Diversified Consumer Services†
WW International, Inc., 2021 Term Loan B, 4.00%, (1-month LIBOR plus 3.50%), 4/13/28	275,000	276,145
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 4.25%, (1-month LIBOR plus 3.50%), 10/2/27	875,000	877,805
Windstream Services, LLC, 2020 Exit Term Loan B, 7.25%, (1-month LIBOR plus 6.25%), 9/21/27	49,748	49,978
		927,783
Energy Equipment and Services — 0.1%
Apergy Corporation, 2020 Term Loan, 6.00%, (3-month LIBOR plus 5.00%), 6/3/27	1,159,241	1,184,599
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	32,212	30,279
		1,214,878
Entertainment — 0.1%
Allen Media, LLC, 2020 Term Loan B, 5.65%, (3-month LIBOR plus 5.50%), 2/10/27	468,461	469,560
Hotels, Restaurants and Leisure — 0.1%
1011778 B.C. Unlimited Liability Company, Term Loan B4, 1.85%, (1-month LIBOR plus 1.75%), 11/19/26	312,894	309,130
Boyd Gaming Corporation, Term Loan B3, 2.34%, (1-week LIBOR plus 2.25%), 9/15/23	58,082	58,088
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 4.50% Cash plus 3.00% PIK, 12/1/23	149,811	149,343
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (2-month LIBOR plus 2.50%), 10/4/23	283,105	281,363
Golden Nugget, Inc., 2020 Initial Term Loan, 13.00%, (3-month LIBOR plus 12.00%), 10/4/23	100,000	112,000
		909,924
Insurance†
Asurion LLC, 2020 Term Loan B8, 3.35%, (1-month LIBOR plus 3.25%), 12/23/26	54,155	53,605
Hub International Limited, 2018 Term Loan B, 2.93%, (3-month LIBOR plus 2.75%), 4/25/25	364,580	360,967
		414,572
Media — 0.1%
Cengage Learning, Inc., 2016 Term Loan B, 5.25%, (1-month LIBOR plus 4.25%, 3-month LIBOR plus 4.25%), 6/7/23	489,691	491,091
Diamond Sports Group, LLC, Term Loan, 3.36%, (1-month LIBOR plus 3.25%), 8/24/26	171,938	104,883
		595,974
Oil, Gas and Consumable Fuels — 0.1%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 10.00%, (3-month LIBOR plus 9.00%), 11/1/25	895,000	991,213
CITGO Holding Inc., 2019 Term Loan B, 8.00%, (3-month LIBOR plus 7.00%), 8/1/23	343,875	342,585
		1,333,798
Road and Rail†
PODS, LLC, 2021 Term Loan B, 3.75%, (1-month LIBOR plus 3.00%), 3/31/28	99,750	99,660
Specialty Retail†
Serta Simmons Bedding, LLC, 2nd Lien Term Loan, 9.00%, (3-month LIBOR plus 8.00%), 11/8/24	94,933	65,741
Staples, Inc., 7 Year Term Loan, 5.18%, (3-month LIBOR plus 5.00%), 4/16/26	269,500	263,101
		328,842
TOTAL BANK LOAN OBLIGATIONS (Cost $7,643,242)		7,720,985
COMMON STOCKS — 0.6%
Auto Components†
Exide Technologies(3)	3,465	35
Building Products†
Hardwood Holdings, Inc.(3)	374	10,004

Chemicals†
Hexion Holdings Corp., Class B(3)	12,508	225,144
Diversified Telecommunication Services — 0.3%
Colt, Class B (Acquired 5/18/16, Cost $338)(3)(9)	676	—
Frontier Communications Parent, Inc.(3)	127,530	3,366,792
		3,366,792
Electrical Equipment†
Exide Technologies (Acquired 5/14/15, cost $—)(3)(9)	162	2
Energy Equipment and Services — 0.1%
Diamond Offshore Drilling, Inc.(3)	39,216	249,022
FTS International, Inc., Class A(3)	22,001	622,408
Noble Corp.(3)	827	20,452
Parker Drilling Co.(3)	963	5,200
Superior Energy Services(3)	8,869	352,543
		1,249,625
Gas Utilities†
Ferrellgas Partners LP, Class B(3)	364	75,712
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(3)(9)	4,088	39,858
Media†
iHeartMedia, Inc., Class A(3)	342	9,210
Metals and Mining†
Petra Diamonds Ltd. (Acquired 1/4/21, Cost $55,637)(3)(9)	2,704,982	55,004
Oil, Gas and Consumable Fuels — 0.2%
Bruin Blocker LLC (Acquired 7/23/18 - 9/19/19, Cost $130,522)(3)(9)	6,676	5,741
California Resources Corp.(3)	12,509	377,021
Chaparral Energy, Inc.(3)	2,960	127,280
Gulfport Energy Operating Corp.(3)	14,497	937,956
Nine Point Energy (Acquired 6/19/17 - 4/4/18, Cost $12,544)(3)(9)	1,082	2,164
Sabine Oil & Gas Holdings, Inc.(3)	13	182
Summit Midstream Partners LP(3)	2,610	79,292
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(3)(9)	960	960
		1,530,596
Transportation Infrastructure†
syncreon (Acquired 8/1/19, Cost $11,399)(3)(9)	829	66,424
TOTAL COMMON STOCKS (Cost $7,449,409)		6,628,406
ESCROW INTERESTS(11)†
Automobiles†
Exide Technologies(3)	241,970	12,098
Diversified Financial Services†
Denver Parent, Escrow(3)	63,341	—
Electric Utilities†
GenOn Energy(3)	25,000	—
GenOn Energy, Inc.(3)	75,000	—
		—
Energy Equipment and Services†
Hercules Offshore, Inc., Escrow(3)	3,570	9,818
Sanjel Corp.(3)	200,000	—
		9,818
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(3)	500,000	7,500
Gulfport Energy Operating Corp.(3)	400,000	19,000
Gulfport Energy Operating Corp.(3)	642,000	30,495
Gulfport Energy Operating Corp.(3)	275,000	13,062

Sanchez Energy Corp.(3)	475,000	11,875
Sanchez Energy Corp.(3)	775,000	19,375
		101,307
Paper and Forest Products†
Appvion, Inc., Escrow(3)	200,000	11,000
Thrifts and Mortgage Finance†
Washington Mutual Bank, Escrow(3)	250,000	3,250
TOTAL ESCROW INTERESTS (Cost $1,960,539)		137,473
WARRANTS†
Independent Power and Renewable Electricity Producers†
Vistra Corp.(3)	1,215	353
Oil, Gas and Consumable Fuels†
California Resources Corp.(3)	66	507
Denbury, Inc.(3)	2,542	117,949
		118,456
Paper and Forest Products†
Appvion Holdings Corp.(3)	195	—
Appvion Holdings Corp.(3)	195	—
		—
TOTAL WARRANTS (Cost $11)		118,809
CONVERTIBLE BONDS†
Wireless Telecommunication Services†
Digicel Group Holdings Ltd., 7.00% PIK(1)(5) (Cost $7,879)	59,475	46,248
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(3) (Cost $—)	3,425	4,127
TEMPORARY CASH INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $21,036,995)	21,036,995	21,036,995
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,084,475,414)		1,138,834,801
OTHER ASSETS AND LIABILITIES — 0.3%		3,957,368
TOTAL NET ASSETS — 100.0%		$1,142,792,169

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $791,420,648, which represented 69.3% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)The security's rate was paid in cash at the last payment date.
(5)Perpetual maturity with no stated maturity date.
(6)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(7)Maturity is in default.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $173,753, which represented less than 0.05% of total net assets.
(10)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(11)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	1,081,786,317	—
Preferred Stocks	858,106	20,497,335	—
Bank Loan Obligations	—	7,720,985	—
Common Stocks	6,530,236	98,170	—
Escrow Interests	—	137,473	—
Warrants	118,809	—	—
Convertible Bonds	—	46,248	—
Rights	—	4,127	—
Temporary Cash Investments	21,036,995	—	—
	28,544,146	1,110,290,655	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.